Label	Element	Value
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
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Summary Prospectus and
Prospectus Supplement

May 31, 2023

Morgan Stanley ETF Trust

Supplement dated May 31, 2023 to the Summary Prospectus and Prospectus for the Calvert U.S. Large-Cap Diversity, Equity and Inclusion Index ETF dated January 24, 2023

Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF (the "Fund")

Effective immediately, Calvert Research and Management, the index provider for the Fund, implemented changes to the index methodology for the Calvert US Large-Cap Diversity Research Index (the "Index"). The Fund continues to use a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund's investment objective, principal investment strategies and principal risks will otherwise remain unchanged.

Risk/Return [Heading]	rr_RiskReturnHeading	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
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Accordingly, effective immediately, the third sentence in the fourth paragraph of the sections of the Summary Prospectus titled "Principal Investment Strategies" and the Prospectus titled "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:

Such diversity practices include: a gender-balanced workforce among its board members, executives, senior and middle management, and employees; with respect to companies based in certain countries, including the U.S., United Kingdom, Australia, Canada and South Africa, ethnically diverse board members and, where available, executives and management relative to demographics in these countries; diversity of board members on age, cultural background, and skill sets; policies and procedures that adequately support equal opportunity in hiring, equal pay and fair promotion among diversity groups; policies and programs that focus on living wages, health and safety, career development, parental leave, flexible work locations and schedules, child care availability, and inclusion of people with disabilities, people who are HIV positive, as well as people who self-identify as LGBTQ+.

Please retain this supplement for future reference.